Equity (Details) - Schedule of options outstanding - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	24,250	119,767
Weighted average remaining contractual life (years)	1 year 2 months 26 days
Weighted average exercise price	$ 3.45	$ 2.58
Options exercisable	24,250
Weighted average exercise price of exercisable options	$ 3.45
2.01-3 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	18,000
Weighted average remaining contractual life (years)	9 months 7 days
Weighted average exercise price	$ 2.94
Options exercisable	18,000
Weighted average exercise price of exercisable options	$ 2.94
4.01-5 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	6,250
Weighted average remaining contractual life (years)	2 years 7 months 6 days
Weighted average exercise price	$ 4.94
Options exercisable	6,250
Weighted average exercise price of exercisable options	$ 4.94